Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Income (Deficit) [Member]	Total
Balance at Dec. 31, 2017	$ 35		$ 1,336,325	$ (760,564)	$ 575,796
Balance, shares at Dec. 31, 2017	352,079
Issuance of common stock February 2018, PVBJ Acquisition	$ 2		1,183,579		1,183,581
Issuance of common stock February 2018, PVBJ Acquisition, shares	22,222
Stock option exercise	$ 1		999		1,000
Stock option exercise, shares	5,000
Stock-based compensation			68,293		68,293
Beneficial conversion feature			395,000		395,000
Net loss				(600,735)	600,735
Balance at Dec. 31, 2018	$ 38		2,984,196	(1,361,299)	1,622,935
Balance, shares at Dec. 31, 2018	379,302
Stock-based compensation			8,562		8,562
Share donation			23,446		23,446
Share donation, shares	1,750
Beneficial conversion feature			97,500		97,500
Debt extinguishment			(216,460)		(216,460)
Net loss				(125,026)	(125,026)
Balance at Mar. 31, 2019	$ 38		2,897,244	(1,486,325)	1,410,957
Balance, shares at Mar. 31, 2019	381,052
Balance at Dec. 31, 2018	$ 38		2,984,196	(1,361,299)	1,622,935
Balance, shares at Dec. 31, 2018	379,302
Net loss					(234,488)
Balance at Jun. 30, 2019	$ 38		2,899,318	(1,595,787)	1,303,569
Balance, shares at Jun. 30, 2019	381,052
Balance at Dec. 31, 2018	$ 38		2,984,196	(1,361,299)	$ 1,622,935
Balance, shares at Dec. 31, 2018	379,302
Stock option exercise, shares
Stock-based compensation			23,089		$ 23,089
Beneficial conversion feature			97,500		97,500
Commitment shares			45,000		45,000
Commitment shares, shares	1,500
Debt extinguishment			(216,460)		(216,460)
Equity financing	$ 1		37,094		37,095
Equity financing, shares	5,475
Net loss				(712,441)	(712,441)
Balance at Dec. 31, 2019	$ 39		2,970,419	(2,073,740)	896,718
Balance, shares at Dec. 31, 2019	386,276
Balance at Mar. 31, 2019	$ 38		2,897,244	(1,486,325)	1,410,957
Balance, shares at Mar. 31, 2019	381,052
Stock-based compensation			2,074		2,074
Net loss				(109,462)	(109,462)
Balance at Jun. 30, 2019	$ 38		2,899,318	(1,595,787)	1,303,569
Balance, shares at Jun. 30, 2019	381,052
Balance at Dec. 31, 2019	$ 39		2,970,419	(2,073,740)	896,718
Balance, shares at Dec. 31, 2019	386,276
Stock-based compensation			7,993		7,993
Debt extinguishment			39,954		39,954
Equity financing			19,833		19,833
Equity financing, shares	3,150
Net loss				(271,787)	(271,787)
Balance at Mar. 31, 2020	$ 39		3,038,199	(2,345,527)	692,711
Balance, shares at Mar. 31, 2020	389,426
Balance at Dec. 31, 2019	$ 39		2,970,419	(2,073,740)	$ 896,718
Balance, shares at Dec. 31, 2019	386,276
Stock option exercise, shares
Net loss					$ (1,235,095)
Balance at Jun. 30, 2020	$ 40		3,059,845	(3,308,835)	(248,950)
Balance, shares at Jun. 30, 2020	397,576
Balance at Mar. 31, 2020	$ 39		3,038,199	(2,345,527)	692,711
Balance, shares at Mar. 31, 2020	389,426
Stock-based compensation
Equity financing			6,186		6,186
Equity financing, shares	3,150
Share conversion	$ 1		15,460		15,461
Share conversion, shares	5,000
Net loss				(963,308)	(963,308)
Balance at Jun. 30, 2020	$ 40		$ 3,059,845	$ (3,308,835)	$ (248,950)
Balance, shares at Jun. 30, 2020	397,576